Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary Of Stock-Based Compensation Expense
The Company recognized stock-based compensation expense on all awards in the following categories in the consolidated statement of operations and comprehensive loss for the years ended December 31, 2021 and 2020 (in thousands):

	Years Ended December 31,
	2021	2020
Cost of revenue	$239	$34
Operations and technology	1,248	631
General and administrative	9,071	1,084

Total stock-based compensation expense	$10,558	$1,749

Summary Of The Status Of The Stock Options
A summary of the status of the stock options (retroactively restated to reflect the exchange ratio of as described in Note 3) as of December 31, 2021 and 2020, and changes during the years then ended are presented below (in thousands except share and per share amounts):

	Number of Shares	Weighted Average Exercise Price	Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Balance at January 1, 2020	7,450,921	$1.68	8.49	$6,783
Options granted	1,457,219	2.59
Options exercised	(276,325)	1.19
Options cancelled	(751,083)	2.15

Balance at December 31, 2020	7,880,732	1.82	7.71	$51,134
Options granted	3,524,789	9.02
Options exercised	(1,207,353)	1.49
Options cancelled	(1,354,871)	5.84

Balance at December 31, 2021	8,843,297	4.12	6.75	$16,632

Options exercisable as of December 31, 2021	5,288,359	2.27

Vested and expected to vest—December 31, 2021	8,843,297	$4.12

Summary of Restricted Stock Units
The following table summarizes information pertaining to RSUs during the year-ended December 31, 2021 (in thousands, except for weighted-average grant-date fair value):

	Number of RSUs	Weighted- Average Grant Date Fair Value per Share
Balance at December 31, 2020	—	$—
Granted	5,651,274	5.58
Released	—	—
Cancelled/forfeited	(52,526)	10.05

Balance at December 31, 2021	5,598,748	$5.54